SHARE CAPITAL (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

As at March 31, 2023, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	6.59	286,665	286,665
November 19, 2019	November 19, 2029	$2.50	6.64	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	7.09	85,000	85,000
April 30, 2020	April 30, 2030	$3.85	7.09	110,000	110,000
July 3, 2020	July 3, 2025	$3.20	2.26	100,000	100,000
November 24, 2020	November 24, 2030	$2.50	7.66	32,000	32,000
February 2, 2021	February 2, 2031	$13.20	7.85	30,000	20,000
March 8, 2021	March 8, 2026	$13.90	2.94	10,000	10,000
April 27, 2021	April 27, 2031	$10.15	8.08	147,666	50,326
September 9, 2021	September 9, 2026	$4.84	3.45	25,826	8,608
				877,157	752,599

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2021	1,035,991	$4.60
Exercised	(12,500)	2.15
Forfeited	(146,334)	4.77
Outstanding, December 31, 2022 and March 31, 2023	877,157	$4.60

SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS

As at March 31, 2023, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2021	514,832
Vested	(1,072,595)
Issued	1,820,972
Forfeited	(64,334)
Outstanding, December 31, 2022	1,198,875
Vested	(63,657)
Forfeited	(24,334)
Outstanding, March 31, 2023	1,110,884

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at December 31, 2021	$4,865,772
Change in fair value of warrants outstanding	(4,865,772)
Balance at December 31, 2022 and March 31, 2023	$-

Derivative liability balance at	March 31, 2023	December 31, 2022
Contingent liability	$-	$57,314
Ending balance	$-	$57,314

SCHEDULE OF WARRANTS AND FAIR VALUE OUTSTANDING

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price	Number of Warrants Outstanding at March 31, 2023	Fair Value at March 31, 2023	Number of Warrants Outstanding at December 31, 2022(5)	Fair Value at December 31, 2022
February 5, 2021 (1)	US$ 3.55	-	-	1,319,675	-
March 5, 2021 (2)	US$ 3.55	-	-	5,142,324	-
July 29, 2021 (3)	US$ 5.00	250,000	-	250,000	-
September 14, 2021 (4)	US$ 5.00	4,798	-	4,798	-
		254,798	$-	6,716,797	$-

1)	The warrants expired on February 5, 2023.
2)	The warrants expired on March 5, 2023.
3)	The warrants expire July 29, 2024.
4)	The warrants expire September 14, 2024.
5)	The number of warrants outstanding does not include the 1,200,000 warrants that are classified as a contingent liability.

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	March 31, 2023	December 31, 2022
Risk free interest rate	-	4.07%
Expected volatility	-	91.66%-93.48%
Expected life	-	0.10-0.18 years
Expected dividend yield	-	0%

SUMMARY OF CHANGES IN WARRANTS

Volatility is calculated using the historical volatility method.

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2021	8,414,819	$4.99
Exercised	(16,538)	4.51
Expired	(481,484)	4.61
Outstanding, December 31, 2022	7,916,797	$5.08
Expired	(7,661,999)	5.89
Outstanding March 31, 2023	254,798	$6.23

SCHEDULE OF WARRANTS OUTSTANDING

As at March 31, 2023, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price	Number of warrants outstanding
July 29, 2021	July 29, 2024	US$ 5.00	250,000
September 14, 2021	September 14, 2024	US$ 5.00	4,798
			254,798